INVESTMENT AT COST AND NOTES RECEIVABLE (Details Narrative) - USD ($)	Sep. 30, 2017	Dec. 31, 2016
Investment At Cost And Notes Receivable Details Narrative
Notes receivable, current	$ 300,000	$ 0
Notes receivable, noncurrent	$ 1,649,000	$ 0